Loss Per Shares (Tables)	6 Months Ended
Dec. 31, 2024
Loss Per Shares [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following tables set forth the computation of basic and diluted loss per share of Class A ordinary shares and Class B ordinary shares:

	For the Six Months Ended December 31, 2024		For the Six Months Ended December 31, 2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(22,523,255)	$(295,623)	$(20,089,014)	$(1,035,239)
Denominator
Number of shares used in per share computation	914,269	12,000	232,863	12,000
Basic and diluted loss per share	$(24.64)	$(24.64)	$(86.27)	$(86.27)